SUPPLEMENT DATED DECEMBER 28, 2006 TO THE PROSPECTUS DATED MAY 1, 2006 OF:

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
              AS SUPPLEMENTED JULY 7, AUGUST 30 & NOVEMBER 6, 2006

      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY AS SUPPLEMENTED MAY 16, JULY 7,
                          AUGUST 30 & NOVEMBER 6, 2006
ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY AS SUPPLEMENTED JUNE 19, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY AS SUPPLEMENTED JUNE 22, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY AS SUPPLEMENTED JULY 7, AUGUST 30,
                         NOVEMBER 6 & DECEMBER 1, 2006

                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
           AS SUPPLEMENTED MAY 1, JULY 7, AUGUST 30 & NOVEMBER 6, 2006

 AND TO THE ALLIANZ ELITE(SM) VARIABLE ANNUITY DATED SEPTEMBER 25, 2006, AS
                         SUPPLEMENTED NOVEMBER 6, 2006

                                    ISSUED BY
 Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, and Allianz Life Variable Account B or Allianz Life of NY
                               Variable Account C

              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.




--------------------------------------------------------------------------------
  1.  THE FOLLOWING TWO INVESTMENT OPTIONS ARE AVAILABLE UNDER YOUR
       CONTRACT EFFECTIVE JANUARY 23, 2007:

        INVESTMENT OPTION                             SUBADVISER
        AZL First Trust Target Double Play Fund       First Trust Advisors L.P.
        AZL TargetPLUS Equity Fund                    First Trust Advisors L.P.

--------------------------------------------------------------------------------
   2.  THE FOLLOWING IS ADDED TO THE INVESTMENT OPTIONS TABLE IN THE PROSPECTUS:


----------------------------  --------------- --------------------------------------- ------------ ------------------------------
                                                           ASSET CATEGORIES
                                               -------------------------------------- ------------ ------------------------------
      Investment Management     Investment     SB S  CE   IT  HB  IE  L  L  L  S  M   Objective(s)   Primary Investments
      Company                   Option         ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
      Adviser/Sub-Adviser                      ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
      ----------------------  --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  ------------------------------
        FIRST TRUST            AZL First                              X                Total       Invests primarily in common
        Managed by Allianz     Trust Target                                            Return      stocks of companies that are
        Life Advisers, LLC/    Double Play                                                         identified by a model based
        First Trust Advisors   Fund                                                                on an allocation of 50% in
        L.P.                                                                                       two separate strategies that
                                                                                                   seek to provide
                                                                                                   above-average total return.
                               --------------- -- --- -- -- --- -- -- -- --- -- -- --- ---------   -------------------------------
                               AZL                X                                    Total       Invests primarily in common
                               TargetPLUS                                              Return      stocks of companies that are
                               Equity Fund                                                         identified by a model based
                                                                                                   on an allocation of 20% in five
                                                                                                   separate strategies that seek
                                                                                                   to provide above-average total
                                                                                                   return.
------ ---------------------- --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  -------------------------------



                                                      PRO-012-0506   Page 1 of 2

--------------------------------------------------------------------------------
   3. THE FOLLOWING IS ADDED TO THE TABLE IN THE APPENDIX - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION:


                                          ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                                       EXPENSE REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
                                                                                                                TOTAL ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                                                                                  AMOUNT OF        AFTER
                                                                                                 CONTRACTUAL    CONTRACTUAL
                                                       RULE                                      FEE WAIVERS    FEE WAIVERS
                                            MANAGEMENT 12B-1       SERVICE   OTHER                    AND        OR EXPENSE
         INVESTMENT OPTION                  FEES       FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
        AZL First Trust Target Double       .60%       .25%          -        .12%      .97%         .18%          .79%
        Play Fund**
        ---------------------------------------------------------------------------------------------------------------------
        AZL TargetPLUS Equity Fund**        .60%       .25%          -        .12%      .97%         .18%          .79%
        ---------------------------------------------------------------------------------------------------------------------


         ** Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through
            April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed any limits then in effect. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the previous three years. Each of the Investment Options commenced operations as of January 23, 2007. The expenses shown above for these Investment Options are estimated for the current calendar year.



--------------------------------------------------------------------------------
4. For Contracts with the PRIME Plus Benefit, the new Investment Options mentioned above are subject to the allocation restrictions of Group B.

--------------------------------------------------------------------------------
5. See the Investment Option prospectus for additional information regarding the two new funds.




                                                      PRO-012-0506   Page 2 of 2